Share-Based Payments (Details 4) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	€ 3,509	€ (841)	€ 1,438
N 2020 Earn Out [Member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense		(1,400)	1,400
R S Us [Member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	526	228
Incentive Shares [Member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	21	331	38
Options [Member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	€ 2,962